Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Charge/(credit) for the year:
Dividends paid	$ (6,756)	$ (6,403)	$ (7,675)
Current	4,768	5,823
Non-current	15,336	13,498
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	706	710
Dividends determined	6,761	6,286
Charge/(credit) for the year:
Underlying	268	185
Amortisation of discounting impacting net finance costs	6	7
Exchange translation	10	103
Released during the year	(111)	(73)
Utilisation	(149)	(90)
Dividends paid	(6,756)	(6,403)
Divestment of subsidiaries and operations	(10)	0
Transfers and other movements	(23)	(19)
At the end of the financial year	702	706	$ 710
Current	296	310
Non-current	$ 406	$ 396